Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 93.4%
Communication Services 1.0%
Entertainment
Cinemark Holdings, Inc.	13,014	520,430
Take-Two Interactive Software, Inc.*	2,302	217,239
		737,669
Consumer Discretionary 14.2%
Auto Components 0.9%
Gentherm, Inc.*	7,798	287,434
Tenneco, Inc.	16,869	373,817
		661,251
Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc.*	9,008	1,145,007
ServiceMaster Global Holdings, Inc.*	13,978	652,773
		1,797,780
Hotels, Restaurants & Leisure 1.6%
Hilton Grand Vacations, Inc.*	15,442	476,386
Jack in the Box, Inc.	8,357	677,418
		1,153,804
Household Durables 4.0%
Helen of Troy Ltd.*	6,902	800,356
iRobot Corp.* (a)	13,414	1,578,694
TopBuild Corp.*	7,521	487,511
		2,866,561
Internet & Direct Marketing Retail 0.4%
GrubHub, Inc.*	3,879	269,474
Leisure Products 0.7%
YETI Holdings, Inc.* (a)	17,273	522,508
Specialty Retail 3.2%
Burlington Stores, Inc.*	7,180	1,124,962
Camping World Holdings, Inc. "A" (a)	30,031	417,731
The Children's Place, Inc.	7,548	734,270
		2,276,963
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc.	6,302	635,179
Consumer Staples 1.5%
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	5,389	693,941
Household Products 0.5%
Spectrum Brands Holdings, Inc.	7,393	404,989
Energy 2.2%
Energy Equipment & Services 1.2%
Dril-Quip, Inc.*	16,509	756,938
Oil States International, Inc.*	5,105	86,581
		843,519
Oil, Gas & Consumable Fuels 1.0%
California Resources Corp.*	22,013	565,954
Contango Oil & Gas Co.*	41,553	130,892
		696,846
Financials 6.1%
Banks 4.0%
Eagle Bancorp., Inc.*	9,086	456,117
Pinnacle Financial Partners, Inc.	7,734	423,050
South State Corp.	8,497	580,685
SVB Financial Group*	3,490	776,037
Synovus Financial Corp.	18,737	643,803
		2,879,692
Capital Markets 1.3%
Lazard Ltd. "A"	14,525	524,933
Moelis & Co. "A"	9,674	402,535
		927,468
Consumer Finance 0.8%
Green Dot Corp. "A"*	8,935	541,908
Health Care 20.8%
Biotechnology 8.1%
Acceleron Pharma, Inc.*	4,129	192,287
Alkermes PLC*	11,391	415,658
Amicus Therapeutics, Inc.*	18,313	249,057
Arena Pharmaceuticals, Inc.*	7,580	339,811
Biohaven Pharmaceutical Holding Co., Ltd.*	6,913	355,812
Bluebird Bio, Inc.*	2,454	386,088
Blueprint Medicines Corp.*	4,246	339,892
Emergent BioSolutions, Inc.*	12,303	621,548
Heron Therapeutics, Inc.*	24,057	587,953
Ligand Pharmaceuticals, Inc.*	2,597	326,469
Neurocrine Biosciences, Inc.*	10,796	951,128
Proteostasis Therapeutics, Inc.*	18,300	23,058
Retrophin, Inc.*	44,541	1,007,963
Tocagen, Inc.*	2,812	30,566
		5,827,290
Health Care Equipment & Supplies 3.9%
Cardiovascular Systems, Inc.*	14,101	545,145
Globus Medical, Inc. "A"*	5,631	278,228
iRhythm Technologies, Inc.*	3,521	263,934
Masimo Corp.*	5,350	739,798
Merit Medical Systems, Inc.*	9,468	585,406
Natus Medical, Inc.*	13,683	347,274
		2,759,785
Health Care Providers & Services 6.7%
AMN Healthcare Services, Inc.*	16,063	756,407
BioScrip, Inc.*	243,811	487,622
Molina Healthcare, Inc.*	10,933	1,552,049
Providence Service Corp.*	14,969	997,235
RadNet, Inc.*	58,745	727,850
Tivity Health, Inc.*	14,185	249,088
		4,770,251
Health Care Technology 0.9%
HMS Holdings Corp.*	22,425	664,004
Pharmaceuticals 1.2%
ANI Pharmaceuticals, Inc.*	4,867	343,318
Avadel Pharmaceuticals PLC (ADR)*	24,612	35,442
Pacira Pharmaceuticals, Inc.*	12,502	475,826
		854,586
Industrials 18.5%
Aerospace & Defense 1.1%
HEICO Corp.	8,035	762,281
Building Products 3.4%
A.O. Smith Corp.	16,215	864,584
Allegion PLC	11,168	1,013,049
Fortune Brands Home & Security, Inc.	12,443	592,411
		2,470,044
Commercial Services & Supplies 3.5%
Advanced Disposal Services, Inc.*	39,685	1,111,180
MSA Safety, Inc.	3,811	394,057
The Brink's Co.	13,160	992,396
		2,497,633
Construction & Engineering 0.7%
MasTec, Inc.*	10,594	509,571
Electrical Equipment 1.4%
Thermon Group Holdings, Inc.*	41,624	1,020,204
Machinery 2.9%
Chart Industries, Inc.*	9,241	836,496
Hillenbrand, Inc.	11,100	460,983
IDEX Corp.	2,649	401,959
Kennametal, Inc.	10,128	372,204
		2,071,642
Professional Services 1.5%
Kforce, Inc.	23,789	835,470
Mistras Group, Inc.*	15,322	211,597
		1,047,067
Trading Companies & Distributors 4.0%
H&E Equipment Services, Inc.	28,818	723,620
Rush Enterprises, Inc. "A"	35,301	1,475,935
Titan Machinery, Inc.*	42,049	654,282
		2,853,837
Information Technology 22.2%
Communications Equipment 0.8%
Lumentum Holdings, Inc.*	10,532	595,479
Electronic Equipment, Instruments & Components 1.5%
Anixter International, Inc.*	6,159	345,582
Cognex Corp.	8,337	424,020
IPG Photonics Corp.*	1,994	302,649
		1,072,251
IT Services 4.2%
Broadridge Financial Solutions, Inc.	7,482	775,808
MAXIMUS, Inc.	9,060	643,079
WEX, Inc.*	4,517	867,219
WNS Holdings Ltd. (ADR)*	13,885	739,654
		3,025,760
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.*	13,373	664,371
Advanced Micro Devices, Inc.*	22,933	585,250
Cabot Microelectronics Corp.	3,315	371,147
Cypress Semiconductor Corp.	31,224	465,862
Entegris, Inc.	14,392	513,651
		2,600,281
Software 12.0%
2U, Inc.*	4,424	313,440
Aspen Technology, Inc.*	12,688	1,322,851
Cision Ltd.*	52,770	726,643
Envestnet, Inc.*	10,432	682,149
Five9, Inc.*	19,805	1,046,298
New Relic, Inc.*	3,459	341,403
Proofpoint, Inc.*	8,009	972,533
QAD, Inc. "A"	16,918	728,658
Tyler Technologies, Inc.*	6,582	1,345,361
Varonis Systems, Inc.*	17,800	1,061,414
		8,540,750
Materials 4.0%
Chemicals 0.8%
Trinseo SA	12,784	579,115
Construction Materials 1.2%
Eagle Materials, Inc.	10,034	845,866
Containers & Packaging 0.6%
Berry Global Group, Inc.*	8,183	440,818
Metals & Mining 1.4%
Cleveland-Cliffs, Inc. (a)	71,240	711,688
First Quantum Minerals Ltd.	26,721	302,932
		1,014,620
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	13,210	403,037
Four Corners Property Trust, Inc.	13,593	402,353
National Storage Affiliates Trust	24,731	705,081
Urban Edge Properties	27,384	520,296
		2,030,767
Total Common Stocks (Cost $49,332,413)		66,763,454
Convertible Preferred Stocks 0.7%
Health Care
Providence Service Corp., 5.5% (b) (Cost $283,300)	2,833	473,256
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (c) (d) (Cost $3,307,258)	3,307,258	3,307,258
Cash Equivalents 6.5%
DWS Central Cash Management Government Fund, 2.47% (c) (Cost $4,668,061)	4,668,061	4,668,061
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $57,591,032)	105.2	75,212,029
Other Assets and Liabilities, Net	(5.2)	(3,687,360)
Net Assets	100.0	71,524,669

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (c) (d)
2,032,950	1,274,308 (e)	—	—	—	13,551	—	3,307,258	3,307,258
Cash Equivalents 6.5%
DWS Central Cash Management Government Fund, 2.47% (c)
3,874,651	2,514,626	1,721,216	—	—	26,755	—	4,668,061	4,668,061
5,907,601	3,788,934	1,721,216	—	—	40,306	—	7,975,319	7,975,319

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $3,228,112, which is 4.5% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$66,763,454	$—	$—	$66,763,454
Convertible Preferred Stocks	—	—	473,256	473,256
Short-Term Investments (f)	7,975,319	—	—	7,975,319
Total	$74,738,773	$—	$473,256	$75,212,029

(f)	See Investment Portfolio for additional detailed categorizations.